Time Charter, Voyage and Port Terminal Expenses (Tables)	12 Months Ended
Dec. 31, 2017
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES [Abstract]
Time charter, voyage and port terminal expenses

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Fuel	$10,471	$11,839	$13,901
Time charter	1,564	1,521	1,307
Ports payroll and related costs	7,971	6,304	5,657
Docking expenses	3,272	3,287	3,299
Maritime and regulatory fees	578	610	909
Towing expenses	2,597	2,297	1,612
Other expenses	7,164	6,281	6,879

Total	$33,617	$32,139	$33,564